Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of ground lease expense, included in other expense

	For the Year Ended December 31,
	2013	2012	2011
Ground lease expense	$2,892	$2,903	$2,850

Schedule of future minimum lease payments due under ground leases, excluding applicable extension options

 Future minimum lease payments due under these ground leases for years ending December 31, excluding applicable extension options, are as follows:

2014	$1,611
2015	2,205
2016	2,550
2017	2,526
2018	2,504
Thereafter	92,298

$103,694